Long-Term Investments	12 Months Ended
Sep. 30, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

Note 9 — LONG-TERM INVESTMENTS

	Cost method investments without readily determinable fair value(i)	Equity investments accounted for using the equity method(ii)	Total
Balance as of October 1, 2022	$-	$-	$-
Additions	5,224,986	41,118	5,266,104
Share of loss in equity method investee	-	(18,866)	(18,866)
Foreign exchange translation effect	-	628	628
Balance as of September 30, 2023	5,224,986	22,880	5,247,866
Share of loss in equity method investee	-	(22,294)	(22,294)
Impairment	(794,178)	-	(794,178)
Foreign exchange translation effect	186,155	314	186,469
Balance as of September 30, 2024	$4,616,963	$900	$4,617,863

(i)	On January 18, 2023, the Company entered into an agreement to acquire 18% of equity interest in Zhejiang Kangyuan Medical Technology Co., Ltd. (“Zhejiang Kangyuan”) for a total consideration of $4,440,789 (RMB32,400,000) from Zhejiang Kangyuan’s controlling shareholder, who is a shareholder of the Company and owns approximately 4.1% of the Company’s equity shares representing 2.2% of the Company’s voting rights. The Director of Zhejiang Kangyuan is also a shareholder of the Company who owns 3.4% the Company’s equity shares representing 1.8% of the Company’s voting rights. The Company determined that the controlling shareholder of Zhejiang Kangyuan and the director of Zhejiang Kangyuan do not meet the definition to be considered related parties of the Company in accordance with ASC 850-10-20. The Company reviewed the significant influence indicators in ASC 323-10-15-6 through ASC 323-10-15-8 and concluded that the Company does not have significant influence over Zhejiang Kangyuan. Since such investment does not have readily determinable fair values, the Company elected to account for the equity investment by using alternative measurement.

On May 10, 2023, the Company entered into an investment transfer agreement to acquire 19% of equity interest in Shanghai Daizong Business Consulting Co., Ltd (“Daizong”) for a total consideration of $785,362 (RMB5,730,000). The Company does not have significant influence over Shanghai Daizong Business Consulting Co., Ltd. Since such investment does not have readily determinable fair values, the Company elected to account for using alternative measurement.

(ii)	On February 24, 2023, the Company entered into an equity interest transfer agreement with a shareholder of Zhejiang Fuyouyuan Health Technology Co., Ltd. (“Zhejiang Fuyouyuan”), pursuant to which Lilong Logistics shall acquire 10% equity interest in Zhejiang Fuyouyuan for a consideration of $nil. As of the equity interest transfer date, the previous shareholder has not contributed the designated register capital of $284,998 (RMB2,000,000) representing the 10% of the equity interest in Zhejiang Fuyouyuan and Zhejiang Fuyouyuan had no business operation. Lilong Logistics is required to contribute the registered capital of $284,998 (RMB2,000,000) to Zhejiang Fuyouyuan before December 31, 2042. $42,750 (RMB300,000) had been paid as of September 30, 2024. After the equity interest transfer date, the controlling shareholder of Zhejiang Fuyouyuan is Ms. Xiuhua Ye, an immediate family member of the CEO. Lilong Logistics has significant influence over Zhejiang Fuyouyuan. The Company accounted for this investment using equity method and recorded share of loss amounted to $22,294 and $18,866 for the year ended September 30, 2024 and 2023, respectively.

As of September 30, 2024, based on the financial conditions and operating performances in Daizong, a full impairment loss of $794,178 was applied against this investment. The Company believes there was no material market environment change or any other factor that indicating the fair value of other investments was less than its carrying value, hence, the Company concluded there is no impairment of other investments.